Schedule of Corporate Borrowings (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Corporate Borrowings, Beginning balance	¥ 55,251	¥ 59,932	¥ 53,005
Change in fair value	757	7,524	6,451
Change in other comprehensive income	(197)	405	476
Corporate Borrowings, Ending balance	45,811	55,251	¥ 59,932
Repayment of amounts due to related party	¥ (10,000)	¥ (12,610)